REVENUE - Schedule of Activity in the Allowance for Uncollectible Accounts on Customer Receivables and Other Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 6	$ 9	$ 21
Provision for expected credit losses	8	5	(1)
Charged to other accounts	3	4	3
Write-offs	(11)	(12)	(14)
Ending balance	6	6	9
Deferred future recovery (refund)	8	5	(1)
Customer Receivables | First Energy [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	55	64	137
Provision for expected credit losses	94	73	8
Charged to other accounts	37	39	34
Write-offs	(129)	(121)	(115)
Ending balance	57	55	64
Deferred future recovery (refund)	31	17	(15)
Other Receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	6	6
Provision for expected credit losses	1	0	0
Charged to other accounts	0	(6)	0
Write-offs	(1)	0	0
Ending balance	0	0	6
Other Receivables | First Energy [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6	15	11
Provision for expected credit losses	9	1	7
Charged to other accounts	0	(5)	(1)
Write-offs	(4)	(5)	(2)
Ending balance	$ 11	$ 6	$ 15